Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Sogou Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Balance Sheet Information of Discontinued Operations
The following tables set forth the assets, liabilities, results of operations and cash flows of discontinued operations with respect to Sogou, that were included in the Sohu Group’s consolidated financial statements
(in thousands):

As of December 31, 2020
ASSETS

Cash and cash equivalents	$287,185
Restricted cash	23,018
Short-term investments	774,618
Account and financing receivables, net	73,656
Prepaid and other current assets	28,946
Long-term investments, net	74,004
Fixed assets, net	89,089
Goodwill	6,527
Intangible assets, net	1,446
Other assets	53,679

Total assets associated with discontinued operations	$1,412,168

LIABILITIES
Accounts payable	$122,695
Accrued liabilities	68,582
Receipts in advance	64,414
Accrued salary and benefits	25,350
Taxes payable	64,082
Other short-term liabilities	61,154
Long-term liabilities	10,721

Total liabilities associated with discontinued operations	$416,998

Comprehensive Income Information of Discontinued Operations

	Year Ended December 31,
	2019	2020	2021 (1)

Revenues	$1,172,252	$924,664	$407,607
Cost of revenues	738,454	722,614	274,408
Gross profit	433,798	202,050	133,199
Operating expenses:
Research and development (2)	190,402	193,376	141,506
Sales and marketing (2)	138,291	102,523	53,481
General and administrative (2)	40,670	29,271	11,854
Total operating expenses	369,363	325,170	206,841
Operating profit/(loss)	64,435	(123,120)	(73,642)
Interest income	4,443	2,807	2,377
Interest expense	0	0	(761)
Foreign currency exchange gain/(loss)	1,849	(7,767)	(848)
Other income, net	21,127	38,633	81,655
Income/(loss) from discontinued operations before income tax expense	91,854	(89,447)	8,781
Income tax expense/(benefit)	2,748	2,346	(1,112)
Results of operations from discontinued operations, net of tax	89,106	(91,793)	9,893
Gain on disposal of discontinued operations	0	0	855,009

Net income/(loss) from discontinued operations, net of tax	89,106	(91,793)	864,902

Note	(1): Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.
Note (2): Expenses generated from marketing services between the Sohu Group and Sogou Group, and leasing expenses generated from a building that Sohu leases to Sogou are not eliminated because those expenses are considered to continue after the disposal of the discontinued operations.
Schedule Of Effective Income tax Rate Of Discontinued Operations

	Year Ended December 31,
	2019	2020	2021 (1)(3)
Statutory Rate:	25%	25%	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs	(2%)	(18%)	127%
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	3%	(3%)	(90%)
Changes in valuation allowance for deferred tax assets	7%	(43%)	349%
Research and development super-deduction and other permanent book-tax differences	(25%)	35%	(249%)
Capital gains from equity investments	(5%)	1%	(175%)

	3%	(3%)	(13%)

Note	(1): Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.
Note (3): The changes in the effective tax rate for the period ended September 23, 2021 resulted from the lower income from discontinued operations before income tax expense.
Cash Flow Information of Discontinued Operations

	Year Ended December 31,
	2019	2020	2021 (1)
Net cash provided by/(used in) discontinued operating activities	$219,516	$(68,187)	$(175,888)
Net cash provided by/(used in) discontinued investing activities	(217,598)	235,374	1,054,148
Net cash used in discontinued financing activities	(33,415)	(8,209)	(9,132)

Note	(1): Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.

Shanghai Jingmao and Its Affiliate [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Comprehensive Income Information of Discontinued Operations

Year Ended December 31,
2019 (1)

Revenues	$37,323
Cost of revenues	43,857
Gross loss	(6,534)
Operating expenses:
Sales and marketing	8,807
General and administrative	18,583
Total operating expenses	27,390
Operating loss	(33,924)
Interest income	7
Other income/(expense), net	61
Loss from discontinued operations before income tax expense	(33,856)
Income tax expense	142

Net loss from discontinued operations, net of tax	(33,998)

Note (1): Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.
Cash Flow Information of Discontinued Operations

Year Ended December 31,
2019 (1)

Net cash provided by discontinued operating activities	$9,341
Net cash used in discontinued investing activities	(10,808)
Net cash provided by discontinued financing activities	0
Note (1): Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.